Commitments - Guarantees provided(Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Judicial Claims
Commitments
Property, plant and equipment, Net Carrying Value Pledged	$ 15	$ 35
Norte Energia S.A.
Commitments
Guaranteed amount	378
Companhia Siderurgica do Pecem S.A.
Commitments
Guaranteed amount	$ 1,497